UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan              St. Helena, CA                  5/13/10
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:   64
                                          -----------

Form 13F Information Table Value Total:   136,750
                                          -----------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 03/31/10

                                                                   MARKET      TOTAL          03/31/10              VOTING
NAME OF ISSUER              SYMBOL       CLASS     CUSIP            VALUE      SHARES           PRICE   DISCRETION   AUTH
--------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                 ABT          com       00282410        $2,470     46,884.00         $52.68     sole      none
AIR PRODS & CHEM            APD          com       00915810          $592      8,000.00         $73.95     sole      none
BANK OF AMERICA             BAC          com       06050510        $1,680         94120         $17.85     sole      none
BANK OF AMER CRP            BAC E        com       06050581        $1,641     83,700.00         $19.60     sole      none
FRANKLIN RES INC            BEN          com       35461310        $1,601     14,433.00        $110.90     sole      none
BROWN-FORMAN -B             BF/B         com       11563720        $2,244     37,740.00         $59.45     sole      none
SOTHEBY'S                   BID          com       83589810        $1,760     56,606.00         $31.09     sole      none
BANK NY MELLON              BK           com       06405810          $593     19,205.00         $30.88     sole      none
BANCO LATINOAM-E            BLX          com       69941328          $963     67,061.00         $14.36     sole      none
BP PLC-ADR                  BP           com       05562210          $496      8,692.00         $57.07     sole      none
BRE PROPERTIES              BRE          com       05564E10          $445     12,450.00         $35.75     sole      none
BERKSHIRE HATH-A            BRK/A        com       08467010          $487          4.00    $121,800.00     sole      none
BERKSHIRE HATH-B            BRK/B        com       08467070          $813     10,000.00         $81.27     sole      none
CATERPILLAR INC             CAT          com       14912310        $3,159     50,259.00         $62.85     sole      none
CBS CORP-B                  CBS          com       12485720        $1,896    135,980.00         $13.94     sole      none
COMPASS DIVERSIF            CODI         com       20451Q10        $1,973    129,310.00         $15.26     sole      none
CHEVRON CORP                CVX          com       16676410        $3,403     44,873.00         $75.83     sole      none
DOMINION RES/VA             D            com       25746U10        $2,431     59,143.00         $41.11     sole      none
DEERE & CO                  DE           com       24419910          $530      8,906.00         $59.46     sole      none
WALT DISNEY CO              DIS          com       25468710        $4,355    124,761.00         $34.91     sole      none
EQUIFAX INC                 EFX          com       29442910        $1,127     31,493.00         $35.80     sole      none
EQUITY ONE INC              EQY          com       29475210        $1,869     98,944.00         $18.89     sole      none
FIRSTENERGY CORP            FE           com       33793210          $387      9,906.00         $39.09     sole      none
FIRST LITCH FIN             FLFL         com       32072410          $599     40,094.00         $14.95     sole      none
FPL GROUP INC               FPL          com       30257110        $1,429     29,576.00         $48.33     sole      none
GENERAL ELECTRIC            GE           com       36960410        $3,736    205,284.00         $18.20     sole      none
GRACO INC                   GGG          com       38410910          $891     27,843.00         $32.00     sole      none
GOVERNMENT PROPE            GOV          com       38376A10        $2,380     91,508.00         $26.01     sole      none
HJ HEINZ CO                 HNZ          com       42307410          $446      9,779.00         $45.61     sole      none
IBM                         IBM          com       45920010        $2,897     22,585.00        $128.25     sole      none
INTEL CORP                  INTC         com       45814010          $223     10,000.00         $22.29     sole      none
JOHNSON&JOHNSON             JNJ          com       47816010       $13,056    200,244.00         $65.20     sole      none
JPMORGAN CHASE              JPM          com       46625H10        $2,247     50,203.00         $44.75     sole      none
KRAFT FOODS INC             KFT          com       50075N10        $3,006        99,403         $30.24     sole      none
KIMBERLY-CLARK              KMB          com       49436810        $1,069        17,002         $62.88     sole      none
KINDER MORGAN EN            KMP          com       49455010        $1,446        22,104         $65.42     sole      none
COCA-COLA CO                KO           com       19121610          $499         9,072         $55.00     sole      none
LABORATORY CP               LH           com       50540R40        $1,778        23,479         $75.71     sole      none
LOCKHEED MARTIN             LMT          com       53983010        $2,907        34,929         $83.22     sole      none
LOWE'S COS INC              LOW          com       54866110        $1,990        82,089         $24.24     sole      none
MASCO CORP                  MAS          com       57459910        $1,565       100,858         $15.52     sole      none
MCDONALDS CORP              MCD          com       58013510        $3,523        52,800         $66.72     sole      none
3M CO                       MMM          com       88579Y10        $1,548        18,522         $83.57     sole      none
ALTRIA GROUP INC            MO           com       02209S10        $4,247       206,975         $20.52     sole      none
OXFORD INDS INC             OXM          com       69149730        $4,196       206,385         $20.33     sole      none
PEPSICO INC                 PEP          com       71344810        $6,236        94,253         $66.16     sole      none
PFIZER INC                  PFE          com       71708110        $1,318        76,841         $17.15     sole      none
PROCTER & GAMBLE            PG           com       74271810          $728        11,508         $63.27     sole      none
PROGRESS ENERGY             PGN          com       74326310        $2,227        56,574         $39.36     sole      none
PHILIP MORRIS               PM           com       71817210        $8,401       161,059         $52.16     sole      none
SCANA CORP                  SCG          com       80589M10        $2,027        53,935         $37.59     sole      none
SCRIPPS NET-CL A            SNI          com       81106510        $1,607        36,226         $44.35     sole      none
STAPLES INC                 SPLS         com       85503010        $1,147        48,984         $23.41     sole      none
CONSTELLATION-A             STZ          com       21036P10        $1,590        96,686         $16.44     sole      none
AT&T INC                    T            com       00206R10          $534        20,666         $25.84     sole      none
THOR INDUSTRIES             THO          com       88516010          $404        13,376         $30.21     sole      none
T ROWE PRICE GRP            TROW         com       74144T10        $1,639        29,816         $54.97     sole      none
TRAVELERS COS IN            TRV          com       89417E10        $1,044        19,363         $53.94     sole      none
UNITED TECH CORP            UTX          com       91301710          $442         6,000         $73.61     sole      none
VERIZON COMMUNIC            VZ           com       92343V10        $2,649        85,397         $31.02     sole      none
WESTAMERICA BANC            WABC         com       95709010        $5,537        96,047         $57.65     sole      none
WINDSTREAM CORP             WIN          com       97381W10          $776        71,241         $10.89     sole      none
WEINGARTEN RLTY             WRI          com       94874110          $274        12,698         $21.56     sole      none
EXXON MOBIL CORP            XOM          com       30231G10        $5,580        83,315         $66.98     sole      none
                                                                  136,750